Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Impairment Loss					$ 0	$ 0
Impairment of Intangible Assets (Excluding Goodwill)					0	0
Amortization of Intangible Assets	$ 300,000	$ 300,000	$ 1,000,000.0	$ 1,000,000.0	$ 1,350,000	$ 1,350,000